Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000240570
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Institutional Shares
Trading Symbol	MAECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	0.83%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned (3.29)%.

  For the same period, the MSCI Emerging Markets ex China Index returned 3.31%.

What contributed to performance?

Holdings in Taiwan and the United Arab Emirates (“UAE”) contributed to absolute performance. At the sector level, real estate and materials were the primary contributors. Taiwan Semiconductor Manufacturing Co. Ltd. which rallied on optimism about AI-driven demand for semiconductors, was the leading contributor at the individual stock level. The UAE property developer Emaar Properties PJSC—which was boosted by strong third quarter earnings results and the announcement of a higher-than-expected dividend—also contributed.

What detracted from performance?

Holdings in South Korea and Brazil detracted from results. In terms of sectors, consumer discretionary and consumer staples were the primary detractors. At the individual stock level, the multinational clothing producer Puma SE was the largest detractor. The stock was hurt by the combination of weakening consumer demand and rising competition. The Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets ex China Index
Feb 23	$10,000	$10,000
Mar 23	$10,140	$10,102
Apr 23	$10,350	$10,185
May 23	$10,630	$10,328
Jun 23	$11,190	$10,713
Jul 23	$11,530	$11,178
Aug 23	$11,030	$10,627
Sep 23	$10,780	$10,356
Oct 23	$10,360	$9,970
Nov 23	$11,410	$11,001
Dec 23	$12,097	$11,705
Jan 24	$11,717	$11,414
Feb 24	$12,076	$11,819
Mar 24	$12,476	$12,174
Apr 24	$12,128	$11,977
May 24	$12,139	$11,965
Jun 24	$12,582	$12,690
Jul 24	$12,653	$12,797
Aug 24	$12,834	$13,029
Sep 24	$12,802	$13,193
Oct 24	$12,461	$12,681
Nov 24	$12,120	$12,267
Dec 24	$11,675	$12,121
Jan 25	$11,751	$12,379
Feb 25	$11,317	$11,908
Mar 25	$11,306	$11,913
Apr 25	$11,729	$12,373

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	(3.29)%	7.94%
MSCI Emerging Markets ex China Index...
	3.31	10.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 9,769,497
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,769,497
Number of Portfolio Holdings...
95
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
86%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
India...
20.6%
Taiwan...
19.8
Brazil...
11.2
South Korea...
8.0
Republic of Turkiye...
5.3
Mexico...
4.4
Poland...
3.6
Malaysia...
2.7
Indonesia...
2.6
Philippines...
2.4
OtherFootnote Reference(a)...
14.7
Short-Term Securities...
4.6
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000240569
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Investor A Shares
Trading Symbol	MXCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$109	1.11%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned (3.54)%.

  For the same period, the MSCI Emerging Markets ex China Index returned 3.31%.

What contributed to performance?

Holdings in Taiwan and the United Arab Emirates (“UAE”) contributed to absolute performance. At the sector level, real estate and materials were the primary contributors. Taiwan Semiconductor Manufacturing Co. Ltd. which rallied on optimism about AI-driven demand for semiconductors, was the leading contributor at the individual stock level. The UAE property developer Emaar Properties PJSC—which was boosted by strong third quarter earnings results and the announcement of a higher-than-expected dividend—also contributed.

What detracted from performance?

Holdings in South Korea and Brazil detracted from results. In terms of sectors, consumer discretionary and consumer staples were the primary detractors. At the individual stock level, the multinational clothing producer Puma SE was the largest detractor. The stock was hurt by the combination of weakening consumer demand and rising competition. The Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	MSCI Emerging Markets ex China Index
Feb 23	$9,475	$10,000
Mar 23	$9,608	$10,102
Apr 23	$9,797	$10,185
May 23	$10,072	$10,328
Jun 23	$10,593	$10,713
Jul 23	$10,915	$11,178
Aug 23	$10,441	$10,627
Sep 23	$10,205	$10,356
Oct 23	$9,807	$9,970
Nov 23	$10,792	$11,001
Dec 23	$11,432	$11,705
Jan 24	$11,073	$11,414
Feb 24	$11,422	$11,819
Mar 24	$11,791	$12,174
Apr 24	$11,462	$11,977
May 24	$11,472	$11,965
Jun 24	$11,891	$12,690
Jul 24	$11,949	$12,797
Aug 24	$12,110	$13,029
Sep 24	$12,080	$13,193
Oct 24	$11,757	$12,681
Nov 24	$11,435	$12,267
Dec 24	$11,016	$12,121
Jan 25	$11,077	$12,379
Feb 25	$10,667	$11,908
Mar 25	$10,657	$11,913
Apr 25	$11,057	$12,373

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	(3.54)%	7.68%
Investor A Shares (with sales charge)...
	(8.60)	4.93
MSCI Emerging Markets ex China Index...
	3.31	10.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 9,769,497
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,769,497
Number of Portfolio Holdings...
95
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
86%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
India...
20.6%
Taiwan...
19.8
Brazil...
11.2
South Korea...
8.0
Republic of Turkiye...
5.3
Mexico...
4.4
Poland...
3.6
Malaysia...
2.7
Indonesia...
2.6
Philippines...
2.4
OtherFootnote Reference(a)...
14.7
Short-Term Securities...
4.6
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000240571
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Class K Shares
Trading Symbol	MKECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$80	0.81%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned (3.19)%.

  For the same period, the MSCI Emerging Markets ex China Index returned 3.31%.

What contributed to performance?

Holdings in Taiwan and the United Arab Emirates (“UAE”) contributed to absolute performance. At the sector level, real estate and materials were the primary contributors. Taiwan Semiconductor Manufacturing Co. Ltd. which rallied on optimism about AI-driven demand for semiconductors, was the leading contributor at the individual stock level. The UAE property developer Emaar Properties PJSC—which was boosted by strong third quarter earnings results and the announcement of a higher-than-expected dividend—also contributed.

What detracted from performance?

Holdings in South Korea and Brazil detracted from results. In terms of sectors, consumer discretionary and consumer staples were the primary detractors. At the individual stock level, the multinational clothing producer Puma SE was the largest detractor. The stock was hurt by the combination of weakening consumer demand and rising competition. The Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	MSCI Emerging Markets ex China Index
Feb 23	$10,000	$10,000
Mar 23	$10,140	$10,102
Apr 23	$10,350	$10,185
May 23	$10,630	$10,328
Jun 23	$11,190	$10,713
Jul 23	$11,530	$11,178
Aug 23	$11,030	$10,627
Sep 23	$10,790	$10,356
Oct 23	$10,370	$9,970
Nov 23	$11,420	$11,001
Dec 23	$12,101	$11,705
Jan 24	$11,721	$11,414
Feb 24	$12,080	$11,819
Mar 24	$12,481	$12,174
Apr 24	$12,133	$11,977
May 24	$12,154	$11,965
Jun 24	$12,597	$12,690
Jul 24	$12,669	$12,797
Aug 24	$12,839	$13,029
Sep 24	$12,807	$13,193
Oct 24	$12,466	$12,681
Nov 24	$12,125	$12,267
Dec 24	$11,681	$12,121
Jan 25	$11,757	$12,379
Feb 25	$11,323	$11,908
Mar 25	$11,323	$11,913
Apr 25	$11,746	$12,373

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	(3.19)%	8.01%
MSCI Emerging Markets ex China Index...
	3.31	10.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 9,769,497
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,769,497
Number of Portfolio Holdings...
95
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
86%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
India...
20.6%
Taiwan...
19.8
Brazil...
11.2
South Korea...
8.0
Republic of Turkiye...
5.3
Mexico...
4.4
Poland...
3.6
Malaysia...
2.7
Indonesia...
2.6
Philippines...
2.4
OtherFootnote Reference(a)...
14.7
Short-Term Securities...
4.6
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220890
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	BLZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 8.57%.

  For the same period, the MSCI Emerging Markets Index returned 9.02%.

What contributed to performance?

Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Insights evaluating flows into sustainability related products, as well as those designed to avoid stocks with low sustainability scores, also contributed positively. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks. Macro thematic insights also struggled. Country timing measures further detracted by leading to unsuccessful positioning in Korea and Brazil.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
Jul 20	$10,000	$10,000
Aug 20	$9,980	$9,973
Sep 20	$9,870	$9,813
Oct 20	$10,100	$10,015
Nov 20	$10,980	$10,941
Dec 20	$11,781	$11,746
Jan 21	$12,223	$12,106
Feb 21	$12,223	$12,198
Mar 21	$12,173	$12,014
Apr 21	$12,353	$12,313
May 21	$12,584	$12,599
Jun 21	$12,665	$12,621
Jul 21	$11,783	$11,771
Aug 21	$12,026	$12,079
Sep 21	$11,573	$11,599
Oct 21	$11,606	$11,714
Nov 21	$11,231	$11,236
Dec 21	$11,449	$11,447
Jan 22	$11,427	$11,230
Feb 22	$10,837	$10,895
Mar 22	$10,548	$10,649
Apr 22	$9,903	$10,056
May 22	$9,947	$10,101
Jun 22	$9,335	$9,429
Jul 22	$9,268	$9,406
Aug 22	$9,156	$9,446
Sep 22	$8,072	$8,338
Oct 22	$7,904	$8,079
Nov 22	$9,212	$9,278
Dec 22	$8,942	$9,147
Jan 23	$9,776	$9,870
Feb 23	$9,091	$9,230
Mar 23	$9,433	$9,509
Apr 23	$9,262	$9,401
May 23	$9,114	$9,243
Jun 23	$9,525	$9,594
Jul 23	$10,070	$10,192
Aug 23	$9,368	$9,564
Sep 23	$9,057	$9,314
Oct 23	$8,781	$8,952
Nov 23	$9,368	$9,668
Dec 23	$9,694	$10,046
Jan 24	$9,285	$9,580
Feb 24	$9,764	$10,036
Mar 24	$9,963	$10,284
Apr 24	$9,916	$10,330
May 24	$10,091	$10,389
Jun 24	$10,360	$10,798
Jul 24	$10,355	$10,830
Aug 24	$10,555	$11,005
Sep 24	$11,191	$11,740
Oct 24	$10,755	$11,218
Nov 24	$10,496	$10,815
Dec 24	$10,396	$10,800
Jan 25	$10,551	$10,993
Feb 25	$10,646	$11,046
Mar 25	$10,754	$11,116
Apr 25	$10,766	$11,262

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	8.57%	1.58%
MSCI Emerging Markets Index...
	9.02	2.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,760,031
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,760,031
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
158%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
29.9%
Taiwan...
17.1
India...
17.0
South Korea...
10.7
Mexico...
3.3
Thailand...
3.0
Saudi Arabia...
2.8
South Africa...
2.7
Brazil...
2.5
Indonesia...
2.1
OtherFootnote Reference(a)...
6.2
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220892
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class Name	Investor A Shares
Trading Symbol	BLZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 8.29%.

  For the same period, the MSCI Emerging Markets Index returned 9.02%.

What contributed to performance?

Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Insights evaluating flows into sustainability related products, as well as those designed to avoid stocks with low sustainability scores, also contributed positively. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks. Macro thematic insights also struggled. Country timing measures further detracted by leading to unsuccessful positioning in Korea and Brazil.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	MSCI Emerging Markets Index
Jul 20	$9,475	$10,000
Aug 20	$9,456	$9,973
Sep 20	$9,352	$9,813
Oct 20	$9,560	$10,015
Nov 20	$10,394	$10,941
Dec 20	$11,144	$11,746
Jan 21	$11,571	$12,106
Feb 21	$11,562	$12,198
Mar 21	$11,514	$12,014
Apr 21	$11,686	$12,313
May 21	$11,904	$12,599
Jun 21	$11,971	$12,621
Jul 21	$11,135	$11,771
Aug 21	$11,365	$12,079
Sep 21	$10,937	$11,599
Oct 21	$10,968	$11,714
Nov 21	$10,602	$11,236
Dec 21	$10,816	$11,447
Jan 22	$10,784	$11,230
Feb 22	$10,227	$10,895
Mar 22	$9,954	$10,649
Apr 22	$9,344	$10,056
May 22	$9,386	$10,101
Jun 22	$8,798	$9,429
Jul 22	$8,735	$9,406
Aug 22	$8,629	$9,446
Sep 22	$7,607	$8,338
Oct 22	$7,449	$8,079
Nov 22	$8,682	$9,278
Dec 22	$8,426	$9,147
Jan 23	$9,211	$9,870
Feb 23	$8,555	$9,230
Mar 23	$8,877	$9,509
Apr 23	$8,716	$9,401
May 23	$8,576	$9,243
Jun 23	$8,953	$9,594
Jul 23	$9,479	$10,192
Aug 23	$8,808	$9,564
Sep 23	$8,516	$9,314
Oct 23	$8,246	$8,952
Nov 23	$8,798	$9,668
Dec 23	$9,099	$10,046
Jan 24	$8,715	$9,580
Feb 24	$9,165	$10,036
Mar 24	$9,362	$10,284
Apr 24	$9,307	$10,330
May 24	$9,472	$10,389
Jun 24	$9,724	$10,798
Jul 24	$9,712	$10,830
Aug 24	$9,899	$11,005
Sep 24	$10,495	$11,740
Oct 24	$10,087	$11,218
Nov 24	$9,833	$10,815
Dec 24	$9,744	$10,800
Jan 25	$9,889	$10,993
Feb 25	$9,968	$11,046
Mar 25	$10,068	$11,116
Apr 25	$10,079	$11,262

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	8.29%	1.32%
Investor A Shares (with sales charge)...
	2.61	0.17
MSCI Emerging Markets Index...
	9.02	2.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,760,031
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,760,031
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
158%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
29.9%
Taiwan...
17.1
India...
17.0
South Korea...
10.7
Mexico...
3.3
Thailand...
3.0
Saudi Arabia...
2.8
South Africa...
2.7
Brazil...
2.5
Indonesia...
2.1
OtherFootnote Reference(a)...
6.2
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220891
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class Name	Class K Shares
Trading Symbol	BLZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned 8.61%.

  For the same period, the MSCI Emerging Markets Index returned 9.02%.

What contributed to performance?

Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Insights evaluating flows into sustainability related products, as well as those designed to avoid stocks with low sustainability scores, also contributed positively. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks. Macro thematic insights also struggled. Country timing measures further detracted by leading to unsuccessful positioning in Korea and Brazil.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	MSCI Emerging Markets Index
Jul 20	$10,000	$10,000
Aug 20	$9,980	$9,973
Sep 20	$9,870	$9,813
Oct 20	$10,100	$10,015
Nov 20	$10,980	$10,941
Dec 20	$11,783	$11,746
Jan 21	$12,225	$12,106
Feb 21	$12,225	$12,198
Mar 21	$12,175	$12,014
Apr 21	$12,355	$12,313
May 21	$12,586	$12,599
Jun 21	$12,667	$12,621
Jul 21	$11,787	$11,771
Aug 21	$12,030	$12,079
Sep 21	$11,577	$11,599
Oct 21	$11,621	$11,714
Nov 21	$11,234	$11,236
Dec 21	$11,456	$11,447
Jan 22	$11,434	$11,230
Feb 22	$10,844	$10,895
Mar 22	$10,554	$10,649
Apr 22	$9,920	$10,056
May 22	$9,964	$10,101
Jun 22	$9,341	$9,429
Jul 22	$9,276	$9,406
Aug 22	$9,165	$9,446
Sep 22	$8,079	$8,338
Oct 22	$7,911	$8,079
Nov 22	$9,232	$9,278
Dec 22	$8,954	$9,147
Jan 23	$9,788	$9,870
Feb 23	$9,102	$9,230
Mar 23	$9,445	$9,509
Apr 23	$9,274	$9,401
May 23	$9,125	$9,243
Jun 23	$9,537	$9,594
Jul 23	$10,095	$10,192
Aug 23	$9,381	$9,564
Sep 23	$9,070	$9,314
Oct 23	$8,793	$8,952
Nov 23	$9,381	$9,668
Dec 23	$9,711	$10,046
Jan 24	$9,301	$9,580
Feb 24	$9,781	$10,036
Mar 24	$9,992	$10,284
Apr 24	$9,933	$10,330
May 24	$10,109	$10,389
Jun 24	$10,379	$10,798
Jul 24	$10,375	$10,830
Aug 24	$10,575	$11,005
Sep 24	$11,212	$11,740
Oct 24	$10,775	$11,218
Nov 24	$10,516	$10,815
Dec 24	$10,419	$10,800
Jan 25	$10,586	$10,993
Feb 25	$10,669	$11,046
Mar 25	$10,777	$11,116
Apr 25	$10,789	$11,262

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	8.61%	1.63%
MSCI Emerging Markets Index...
	9.02	2.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,760,031
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,760,031
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
158%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
29.9%
Taiwan...
17.1
India...
17.0
South Korea...
10.7
Mexico...
3.3
Thailand...
3.0
Saudi Arabia...
2.8
South Africa...
2.7
Brazil...
2.5
Indonesia...
2.1
OtherFootnote Reference(a)...
6.2
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000242837
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	MDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 11.83%.

  For the same period, the MSCI All Country World Index returned 11.84%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, holdings related to artificial intelligence and GLP-1 weight loss drug themes led to positive results for the Fund’s sentiment and trend-based measures. In the latter half of the period, the U.S. election results and subsequent shifts in trade policy contributed to heightened market volatility. The Fund continued to deliver positive absolute performance during this time, driven primarily by stock selection.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, lead during the reporting period. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in the financial and information technology sectors in the United States and Europe. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain fundamental measures, specifically those related to valuation, detracted from absolute performance. Positioning in the energy sector detracted, as well.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI All Country World Index
May 23	$10,000	$10,000
Jun 23	$10,100	$10,108
Jul 23	$10,430	$10,478
Aug 23	$10,150	$10,185
Sep 23	$9,730	$9,764
Oct 23	$9,500	$9,470
Nov 23	$10,370	$10,345
Dec 23	$10,847	$10,841
Jan 24	$10,898	$10,905
Feb 24	$11,422	$11,373
Mar 24	$11,876	$11,730
Apr 24	$11,492	$11,343
May 24	$12,117	$11,804
Jun 24	$12,400	$12,067
Jul 24	$12,545	$12,261
Aug 24	$12,825	$12,573
Sep 24	$13,126	$12,865
Oct 24	$12,867	$12,576
Nov 24	$13,344	$13,046
Dec 24	$12,961	$12,737
Jan 25	$13,366	$13,165
Feb 25	$13,311	$13,086
Mar 25	$12,819	$12,569
Apr 25	$12,852	$12,686

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	11.83%	14.44%
MSCI All Country World Index...
	11.84	13.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,531,681
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,531,681
Number of Portfolio Holdings...
546
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
91%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
64.8%
Japan...
5.5
China...
3.6
United Kingdom...
3.1
Germany...
2.9
Switzerland...
2.4
France...
2.2
Brazil...
1.9
India...
1.9
Canada...
1.8
OtherFootnote Reference(a)...
9.0
Short-Term Securities...
0.9
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

C000242836
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Global Equity Fund
Class Name	Investor A Shares
Trading Symbol	MASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 11.49%.

  For the same period, the MSCI All Country World Index returned 11.84%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, holdings related to artificial intelligence and GLP-1 weight loss drug themes led to positive results for the Fund’s sentiment and trend-based measures. In the latter half of the period, the U.S. election results and subsequent shifts in trade policy contributed to heightened market volatility. The Fund continued to deliver positive absolute performance during this time, driven primarily by stock selection.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, lead during the reporting period. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in the financial and information technology sectors in the United States and Europe. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain fundamental measures, specifically those related to valuation, detracted from absolute performance. Positioning in the energy sector detracted, as well.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	MSCI All Country World Index
May 23	$9,475	$10,000
Jun 23	$9,570	$10,108
Jul 23	$9,882	$10,478
Aug 23	$9,608	$10,185
Sep 23	$9,210	$9,764
Oct 23	$8,992	$9,470
Nov 23	$9,807	$10,345
Dec 23	$10,258	$10,841
Jan 24	$10,306	$10,905
Feb 24	$10,802	$11,373
Mar 24	$11,222	$11,730
Apr 24	$10,869	$11,343
May 24	$11,461	$11,804
Jun 24	$11,718	$12,067
Jul 24	$11,857	$12,261
Aug 24	$12,122	$12,573
Sep 24	$12,396	$12,865
Oct 24	$12,151	$12,576
Nov 24	$12,593	$13,046
Dec 24	$12,231	$12,737
Jan 25	$12,613	$13,165
Feb 25	$12,551	$13,086
Mar 25	$12,097	$12,569
Apr 25	$12,118	$12,686

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	11.49%	14.14%
Investor A Shares (with sales charge)...
	5.64	10.88
MSCI All Country World Index...
	11.84	13.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,531,681
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,531,681
Number of Portfolio Holdings...
546
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
91%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
64.8%
Japan...
5.5
China...
3.6
United Kingdom...
3.1
Germany...
2.9
Switzerland...
2.4
France...
2.2
Brazil...
1.9
India...
1.9
Canada...
1.8
OtherFootnote Reference(a)...
9.0
Short-Term Securities...
0.9
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

C000242835
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Global Equity Fund
Class Name	Class K Shares
Trading Symbol	MKSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned 11.88%.

  For the same period, the MSCI All Country World Index returned 11.84%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, holdings related to artificial intelligence and GLP-1 weight loss drug themes led to positive results for the Fund’s sentiment and trend-based measures. In the latter half of the period, the U.S. election results and subsequent shifts in trade policy contributed to heightened market volatility. The Fund continued to deliver positive absolute performance during this time, driven primarily by stock selection.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, lead during the reporting period. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in the financial and information technology sectors in the United States and Europe. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain fundamental measures, specifically those related to valuation, detracted from absolute performance. Positioning in the energy sector detracted, as well.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	MSCI All Country World Index
May 23	$10,000	$10,000
Jun 23	$10,100	$10,108
Jul 23	$10,430	$10,478
Aug 23	$10,150	$10,185
Sep 23	$9,730	$9,764
Oct 23	$9,500	$9,470
Nov 23	$10,370	$10,345
Dec 23	$10,850	$10,841
Jan 24	$10,900	$10,905
Feb 24	$11,425	$11,373
Mar 24	$11,879	$11,730
Apr 24	$11,495	$11,343
May 24	$12,131	$11,804
Jun 24	$12,403	$12,067
Jul 24	$12,550	$12,261
Aug 24	$12,841	$12,573
Sep 24	$13,141	$12,865
Oct 24	$12,872	$12,576
Nov 24	$13,349	$13,046
Dec 24	$12,971	$12,737
Jan 25	$13,386	$13,165
Feb 25	$13,321	$13,086
Mar 25	$12,829	$12,569
Apr 25	$12,861	$12,686

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	11.88%	14.49%
MSCI All Country World Index...
	11.84	13.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,531,681
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,531,681
Number of Portfolio Holdings...
546
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
91%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
64.8%
Japan...
5.5
China...
3.6
United Kingdom...
3.1
Germany...
2.9
Switzerland...
2.4
France...
2.2
Brazil...
1.9
India...
1.9
Canada...
1.8
OtherFootnote Reference(a)...
9.0
Short-Term Securities...
0.9
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

C000220887
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage International Equity Fund
Class Name	Institutional Shares
Trading Symbol	BRZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 14.65%.

  For the same period, the MSCI EAFE Index returned 12.57%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, monetary policy shifts in Japan fueled a rally in the country’s market, benefiting the Fund. Stock selection related to the artificial intelligence theme also drove performance in this time. In the latter half of the period, market volatility that followed the U.S. election and the subsequent shift in trade policy prompted investors to seek opportunities in the international markets. This trend, together with positive security selection, was a tailwind for Fund performance.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, led the way over the full 12 months. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in financial and consumer discretionary stocks in Japan. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain environmental insights, specifically those looking at flows into sustainable products and analyzing hiring trends for jobs related to sustainability, detracted from absolute performance by leading to unsuccessful positioning in the energy sector. Additionally, positions in healthcare companies struggled in the latter half of the year as heightened volatility and regulation concerns impacted their performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index
Jul 20	$10,000	$10,000
Aug 20	$10,000	$10,018
Sep 20	$9,790	$9,758
Oct 20	$9,430	$9,368
Nov 20	$10,780	$10,821
Dec 20	$11,328	$11,324
Jan 21	$11,177	$11,203
Feb 21	$11,509	$11,454
Mar 21	$11,771	$11,718
Apr 21	$12,153	$12,070
May 21	$12,626	$12,464
Jun 21	$12,475	$12,324
Jul 21	$12,526	$12,417
Aug 21	$12,745	$12,636
Sep 21	$12,318	$12,269
Oct 21	$12,690	$12,571
Nov 21	$12,165	$11,986
Dec 21	$12,797	$12,599
Jan 22	$12,235	$11,990
Feb 22	$11,800	$11,778
Mar 22	$11,811	$11,854
Apr 22	$11,055	$11,087
May 22	$11,216	$11,170
Jun 22	$10,242	$10,134
Jul 22	$10,799	$10,639
Aug 22	$10,150	$10,134
Sep 22	$9,304	$9,186
Oct 22	$9,849	$9,680
Nov 22	$11,158	$10,770
Dec 22	$11,003	$10,778
Jan 23	$11,892	$11,651
Feb 23	$11,584	$11,408
Mar 23	$11,939	$11,691
Apr 23	$12,306	$12,021
May 23	$11,868	$11,512
Jun 23	$12,401	$12,036
Jul 23	$12,733	$12,426
Aug 23	$12,230	$11,950
Sep 23	$11,810	$11,541
Oct 23	$11,546	$11,073
Nov 23	$12,530	$12,101
Dec 23	$13,173	$12,744
Jan 24	$13,076	$12,818
Feb 24	$13,501	$13,052
Mar 24	$13,976	$13,481
Apr 24	$13,587	$13,136
May 24	$14,450	$13,645
Jun 24	$14,219	$13,425
Jul 24	$14,593	$13,819
Aug 24	$15,073	$14,268
Sep 24	$15,135	$14,400
Oct 24	$14,273	$13,617
Nov 24	$14,273	$13,539
Dec 24	$13,887	$13,231
Jan 25	$14,556	$13,927
Feb 25	$15,022	$14,197
Mar 25	$15,048	$14,140
Apr 25	$15,577	$14,787

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	14.65%	9.89%
MSCI EAFE Index...
	12.57	8.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 15,546,160
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$15,546,160
Number of Portfolio Holdings...
339
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
105%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
20.9%
United Kingdom...
11.7
Germany...
10.4
United States...
9.8
France...
9.6
Australia...
6.2
Switzerland...
5.2
Netherlands...
4.0
Sweden...
3.5
Spain...
2.5
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
3.0
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220889
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage International Equity Fund
Class Name	Investor A Shares
Trading Symbol	BRZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 14.35%.

  For the same period, the MSCI EAFE Index returned 12.57%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, monetary policy shifts in Japan fueled a rally in the country’s market, benefiting the Fund. Stock selection related to the artificial intelligence theme also drove performance in this time. In the latter half of the period, market volatility that followed the U.S. election and the subsequent shift in trade policy prompted investors to seek opportunities in the international markets. This trend, together with positive security selection, was a tailwind for Fund performance.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, led the way over the full 12 months. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in financial and consumer discretionary stocks in Japan. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain environmental insights, specifically those looking at flows into sustainable products and analyzing hiring trends for jobs related to sustainability, detracted from absolute performance by leading to unsuccessful positioning in the energy sector. Additionally, positions in healthcare companies struggled in the latter half of the year as heightened volatility and regulation concerns impacted their performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	MSCI EAFE Index
Jul 20	$9,475	$10,000
Aug 20	$9,475	$10,018
Sep 20	$9,267	$9,758
Oct 20	$8,925	$9,368
Nov 20	$10,214	$10,821
Dec 20	$10,724	$11,324
Jan 21	$10,581	$11,203
Feb 21	$10,896	$11,454
Mar 21	$11,134	$11,718
Apr 21	$11,496	$12,070
May 21	$11,943	$12,464
Jun 21	$11,791	$12,324
Jul 21	$11,840	$12,417
Aug 21	$12,037	$12,636
Sep 21	$11,643	$12,269
Oct 21	$11,985	$12,571
Nov 21	$11,488	$11,986
Dec 21	$12,091	$12,599
Jan 22	$11,550	$11,990
Feb 22	$11,138	$11,778
Mar 22	$11,149	$11,854
Apr 22	$10,424	$11,087
May 22	$10,576	$11,170
Jun 22	$9,655	$10,134
Jul 22	$10,181	$10,639
Aug 22	$9,569	$10,134
Sep 22	$8,760	$9,186
Oct 22	$9,285	$9,680
Nov 22	$10,519	$10,770
Dec 22	$10,357	$10,778
Jan 23	$11,193	$11,651
Feb 23	$10,903	$11,408
Mar 23	$11,238	$11,691
Apr 23	$11,583	$12,021
May 23	$11,171	$11,512
Jun 23	$11,672	$12,036
Jul 23	$11,977	$12,426
Aug 23	$11,503	$11,950
Sep 23	$11,108	$11,541
Oct 23	$10,860	$11,073
Nov 23	$11,785	$12,101
Dec 23	$12,381	$12,744
Jan 24	$12,290	$12,818
Feb 24	$12,689	$13,052
Mar 24	$13,124	$13,481
Apr 24	$12,758	$13,136
May 24	$13,558	$13,645
Jun 24	$13,341	$13,425
Jul 24	$13,695	$13,819
Aug 24	$14,145	$14,268
Sep 24	$14,192	$14,400
Oct 24	$13,383	$13,617
Nov 24	$13,383	$13,539
Dec 24	$13,016	$13,231
Jan 25	$13,643	$13,927
Feb 25	$14,080	$14,197
Mar 25	$14,092	$14,140
Apr 25	$14,588	$14,787

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	14.35%	9.62%
Investor A Shares (with sales charge)...
	8.34	8.37
MSCI EAFE Index...
	12.57	8.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 15,546,160
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$15,546,160
Number of Portfolio Holdings...
339
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
105%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
20.9%
United Kingdom...
11.7
Germany...
10.4
United States...
9.8
France...
9.6
Australia...
6.2
Switzerland...
5.2
Netherlands...
4.0
Sweden...
3.5
Spain...
2.5
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
3.0
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220888
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage International Equity Fund
Class Name	Class K Shares
Trading Symbol	BRZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned 14.71%.

  For the same period, the MSCI EAFE Index returned 12.57%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, monetary policy shifts in Japan fueled a rally in the country’s market, benefiting the Fund. Stock selection related to the artificial intelligence theme also drove performance in this time. In the latter half of the period, market volatility that followed the U.S. election and the subsequent shift in trade policy prompted investors to seek opportunities in the international markets. This trend, together with positive security selection, was a tailwind for Fund performance.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, led the way over the full 12 months. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in financial and consumer discretionary stocks in Japan. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain environmental insights, specifically those looking at flows into sustainable products and analyzing hiring trends for jobs related to sustainability, detracted from absolute performance by leading to unsuccessful positioning in the energy sector. Additionally, positions in healthcare companies struggled in the latter half of the year as heightened volatility and regulation concerns impacted their performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	MSCI EAFE Index
Jul 20	$10,000	$10,000
Aug 20	$10,000	$10,018
Sep 20	$9,790	$9,758
Oct 20	$9,430	$9,368
Nov 20	$10,790	$10,821
Dec 20	$11,330	$11,324
Jan 21	$11,179	$11,203
Feb 21	$11,511	$11,454
Mar 21	$11,773	$11,718
Apr 21	$12,155	$12,070
May 21	$12,638	$12,464
Jun 21	$12,477	$12,324
Jul 21	$12,541	$12,417
Aug 21	$12,749	$12,636
Sep 21	$12,322	$12,269
Oct 21	$12,694	$12,571
Nov 21	$12,168	$11,986
Dec 21	$12,804	$12,599
Jan 22	$12,242	$11,990
Feb 22	$11,818	$11,778
Mar 22	$11,818	$11,854
Apr 22	$11,061	$11,087
May 22	$11,222	$11,170
Jun 22	$10,247	$10,134
Jul 22	$10,810	$10,639
Aug 22	$10,161	$10,134
Sep 22	$9,314	$9,186
Oct 22	$9,859	$9,680
Nov 22	$11,170	$10,770
Dec 22	$11,007	$10,778
Jan 23	$11,909	$11,651
Feb 23	$11,589	$11,408
Mar 23	$11,956	$11,691
Apr 23	$12,324	$12,021
May 23	$11,885	$11,512
Jun 23	$12,419	$12,036
Jul 23	$12,754	$12,426
Aug 23	$12,249	$11,950
Sep 23	$11,829	$11,541
Oct 23	$11,565	$11,073
Nov 23	$12,549	$12,101
Dec 23	$13,198	$12,744
Jan 24	$13,101	$12,818
Feb 24	$13,527	$13,052
Mar 24	$14,002	$13,481
Apr 24	$13,612	$13,136
May 24	$14,478	$13,645
Jun 24	$14,246	$13,425
Jul 24	$14,623	$13,819
Aug 24	$15,104	$14,268
Sep 24	$15,153	$14,400
Oct 24	$14,302	$13,617
Nov 24	$14,302	$13,539
Dec 24	$13,921	$13,231
Jan 25	$14,591	$13,927
Feb 25	$15,059	$14,197
Mar 25	$15,084	$14,140
Apr 25	$15,615	$14,787

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	14.71%	9.95%
MSCI EAFE Index...
	12.57	8.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 15,546,160
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$15,546,160
Number of Portfolio Holdings...
339
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
105%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
20.9%
United Kingdom...
11.7
Germany...
10.4
United States...
9.8
France...
9.6
Australia...
6.2
Switzerland...
5.2
Netherlands...
4.0
Sweden...
3.5
Spain...
2.5
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
3.0
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000004878
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	PBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 4.86%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	4.86%	5.42%	3.82%
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,825,129,670
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 11,313,501
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000004879
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Service Shares
Trading Symbol	PCBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Service Shares returned 4.63%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	4.63%	5.14%	3.54%
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,825,129,670
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 11,313,501
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000004880
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	PCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 4.64%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	4.64%	5.13%	3.52%
Investor A Shares (with sales charge)...
	(0.85)	4.00	2.96
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,825,129,670
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 11,313,501
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000004882
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BRBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$179	1.76%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor C Shares returned 3.86%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	3.86%	4.36%	2.93%
Investor C Shares (with sales charge)...
	2.86	4.36	2.93
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,825,129,670
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 11,313,501
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000173964
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Class K Shares
Trading Symbol	PBAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned 5.00%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	5.00%	5.57%	3.88%
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,825,129,670
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 11,313,501
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.